Finance expense (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Finance Expense

	Year ended March 31,
	2016		2017		2018
Interest expense	₹	1,206	₹	2,675	₹	3,451
Exchange fluctuation on foreign currency borrowings, net		4,172		3,267		2,379

	₹	5,378	₹	5,942	₹	5,830